STOCKHOLDERS' EQUITY (Details)	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Number of Shares
Outstanding at December 31, 2014 | shares
Granted | shares	7,146,250
Exercised | shares	(50,000)
Cancelled | shares
Outstanding at December 31, 2015 | shares	7,096,250
Exercisable at December 31, 2015 | $	$ 4,796,250
Weighted Average Exercise Price
Outstanding at December 31, 2014
Granted	$ 0.37
Exercised	$ 0.50
Cancelled
Outstanding at December 31, 2015	$ 0.25
Exercisable at December 31, 2015	$ 0.43
Weighted Average Remaining Life (Years)
Granted	3 years 7 months 13 days
Outstanding at December 31, 2015	6 years 2 months 26 days